Business acquisitions - Acquisition of New Brunswick Gas and St. Lawrence Gas Company, Inc. (Details) $ in Thousands, $ in Thousands			3 Months Ended	6 Months Ended
	Oct. 01, 2019 CAD ($)	Oct. 01, 2019 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2020 USD ($)
New Brunswick Gas
Business Acquisition [Line Items]
Total purchase price	$ 339,036	$ 256,011
Decrease in goodwill				$ 5,447	$ 3,904
St. Lawrence Gas Company, Inc.
Business Acquisition [Line Items]
Total purchase price			$ 61,820
Decrease in goodwill					$ 120